Document and Entity Information	May 27, 2020
Prospectus:
Document Type	497
Document Period End Date	May 27, 2020
Registrant Name	BNY Mellon Strategic Funds, Inc.
Entity Central Index Key	0000737520
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 27, 2020
Document Effective Date	May 27, 2020
Prospectus Date	May 01, 2020
BNY Mellon Active MidCap Fund | Class Y
Prospectus:
Trading Symbol	DNLYX
BNY Mellon Active MidCap Fund | Class I
Prospectus:
Trading Symbol	DNLRX
BNY Mellon Active MidCap Fund | Class C
Prospectus:
Trading Symbol	DNLCX
BNY Mellon Active MidCap Fund | Class A
Prospectus:
Trading Symbol	DNLDX